Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2010
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

9.     Investments in unconsolidated affiliated companies

Our investments in affiliated companies accounted for by the equity method have historically consisted primarily of a 50 percent interest in Shin Caterpillar Mitsubishi Ltd. (SCM) located in Japan.  On August 1, 2008, SCM redeemed half of Mitsubishi Heavy Industries Ltd.’s (MHI’s) shares in SCM.  As a result, Caterpillar now owns 67 percent of the renamed entity, Caterpillar Japan Ltd. (Cat Japan) and consolidates its financial statements.  See Note 23 for additional information.  In February 2008, we sold our 23 percent equity investment in A.S.V. Inc. (ASV) resulting in a $60 million pretax gain, recognized in Other income (expense) in Statement 1.  Accordingly, the financial position and equity investment amounts noted below do not include ASV or Cat Japan.

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Results of Operations:
Sales	$812	$569	$3,727
Cost of sales	627	434	3,082
Gross profit	$185	$135	$645

Profit (loss)	$(36)	$(39)	$55

Sales from SCM, while an unconsolidated affiliate, to Caterpillar of approximately $1.67 billion in 2008 are included in the affiliated company sales.  In addition, SCM purchases of Caterpillar product, while an unconsolidated affiliate, were $353 million in 2008.

Financial Position of unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2010	2009	2008
Financial Position:
Assets:
Current assets	$414	$223	$209
Property, plant and equipment—net	196	219	227
Other assets	39	5	26
	649	447	462
Liabilities:
Current liabilities	274	250	173
Long-term debt due after one year	72	41	110
Other liabilities	40	17	35
	386	308	318
Equity	$263	$139	$144

Caterpillar’s investments in unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2010	2009	2008
Investments in equity method companies	$135	$70	$66
Plus: Investments in cost method companies	29	35	28
Total investments in unconsolidated affiliated companies	$164	$105	$94

At December 31, 2010, consolidated Profit employed in the business in Statement 2 included no net undistributed profits of the unconsolidated affiliated companies.